0TYPE 13F-HR
PERIOD 09/30/06
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 13, 2006

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$ 1,507,168MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None


                                                                                             (a) Sole (b) S(c) None
                                                             Form 13F Information Table
ABBOTT LABORATORIES                Com 002824100                167,300 SH    Sole             143,300        24,000
ALLEGHENY TECHNOLOGIES             Com 01741R102            1   306,000 SH    Sole             263,700        42,300
ALLSTATE CORPORATION               Com 020002101                122,200 SH    Sole             104,800        17,400
ALTRIA GROUP INC                   Com 02209S103            3   507,028 SH    Sole             442,720        64,308
AMERICAN ELECTRIC POWER            Com 025537101            5 1,497,900 SH    Sole           1,287,400       210,500
AMERICAN EXPRESS                   Com 025816109            3   643,960 SH    Sole             552,600        91,360
AMERICAN INTERNATIONAL GROUP       Com 026874107            2   418,245 SH    Sole             358,750        59,495
ANHEUSER BUSCH COS INC             Com 035229103                151,900 SH    Sole             132,100        19,800
AT&T INC                           Com 00206R102            7 2,373,680 SH    Sole           2,039,971       333,709
AVON PRODS INC                     Com 054303102            3   995,750 SH    Sole             854,650       141,100
BANK OF AMERICA CORP               Com 060505104            4   757,400 SH    Sole             649,500       107,900
BLACK & DECKER CORP                Com 091797100            2   327,850 SH    Sole             281,550        46,300
BRISTOL-MYERS SQUIBB               Com  110122108           3 1,526,100 SH    Sole           1,309,400       216,700
CAMPBELL SOUP CO                   Com  134429109               220,500 SH    Sole             188,900        31,600
CATERPILLAR INC DEL                Com  149123101           2   355,930 SH    Sole             306,550        49,380
CHEVRON CORP                       Com  166764100           6   977,450 SH    Sole             839,750       137,700
CIGNA                              Com  125509109           4   354,250 SH    Sole             304,550        49,700
CITIGROUP INC                      Com  172967101           3   773,650 SH    Sole             665,120       108,530
CLEAR CHANNEL COMMUN               Com  184502102               209,600 SH    Sole             179,500        30,100
COCA COLA CO                       Com  191216100               163,300 SH    Sole             139,700        23,600
DOW CHEMICAL                       Com  260543103           3   799,950 SH    Sole             686,350       113,600
DUPONT                             Com  263534109           3   884,250 SH    Sole             760,212       124,038
ENTERGY CORP                       Com 29364G103            1   165,200 SH    Sole             142,000        23,200
EXELON CORP                        Com 30161N101            3   507,424 SH    Sole             436,124        71,300
EXXON MOBIL CORP.                  Com 30231G102            5   872,275 SH    Sole             749,719       122,556
FORD MTR CO DEL                    Com  345370860               848,300 SH    Sole             725,989       122,311
GENERAL DYNAMICS CORP              Com  369550108           5   833,800 SH    Sole             725,900       107,900
GENERAL ELECTRIC                   Com  369604103           3 1,071,675 SH    Sole             921,350       150,325
GENERAL MTRS CORP                  Com  370442105           1   339,250 SH    Sole             290,550        48,700
GOLDMAN SACHS GROUP                Com 38141G104            2   159,150 SH    Sole             136,950        22,200
HANESBRANDS INC                    Com  410345102                44,133 SH    Sole              37,859         6,274
HARTFORD FINL SVCS                 Com  416515104           4   569,150 SH    Sole             489,150        80,000
HCA INC                            Com  404119109           1   217,800 SH    Sole             187,600        30,200
HEINZ                              Com  423074103               195,800 SH    Sole             167,600        28,200
INTERNATIONAL BUSINESS MACHINES    Com  459200101           2   346,710 SH    Sole             297,575        49,135
INTERNATIONAL PAPER                Com  460146103               197,788 SH    Sole             169,588        28,200
JPMORGAN CHASE & CO.               Com 46625H100            4   946,807 SH    Sole             814,210       132,597
LEHMAN BROTHERS HOLDINGS INC.      Com  524908100           1   174,300 SH    Sole             150,000        24,300
LIMITED BRANDS INC                 Com  532716107               295,300 SH    Sole             252,800        42,500
MCDONALDS CORP                     Com  580135101               140,805 SH    Sole             121,175        19,630
MERCK & CO. INC.                   Com  589331107           5 1,206,489 SH    Sole           1,038,599       167,890
MERRILL LYNCH & CO INC             Com  590188108           5   719,550 SH    Sole             618,350       101,200
NORFOLK SOUTHERN                   Com  655844108           2   456,700 SH    Sole             393,300        63,400
OFFICEMAX INC DEL                  Com 67622P101            1   260,300 SH    Sole             222,900        37,400
PFIZER INC                         Com  717081103           6 2,460,320 SH    Sole           2,109,850       350,470
SARA LEE CORP                      Com  803111103               353,100 SH    Sole             302,900        50,200
SOUTHERN CO.                       Com  842587107           3 1,152,316 SH    Sole             989,425       162,891
UNITED TECHNOLOGIES                Com  913017109                86,745 SH    Sole              74,400        12,345
US BANCORP DEL                     Com  902973304               218,894 SH    Sole             186,991        31,903
VERIZON COMMUNICATIONS             Com 92343V104            7 2,153,655 SH    Sole           1,853,190       300,465
WELLS FARGO & CO                   Com  949746101           4 1,117,200 SH    Sole             957,600       159,600
WEYERHAEUSER CORP.                 Com  962166104           3   529,900  SH   Sole             454,900        75,000









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